Schedule of Investments (unaudited) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Australia — 1.9%
AGL Energy Ltd.	38,746		$169,026
Allkem Ltd.(a)	4,425		39,133
AMP Ltd.(a)	25,600		17,944
Aristocrat Leisure Ltd.	14,124		297,827
Bank of Queensland Ltd.	5,613		23,382
BHP Group Ltd., Class DI	58,589		1,456,412
Charter Hall Group	2,154		15,885
CSL Ltd.	2,221		403,927
Iluka Resources Ltd.	6,985		40,439
Incitec Pivot Ltd.	17,331		39,408
Insignia Financial Ltd.	14,826		28,027
Macquarie Group Ltd.	8,044		784,774
Medibank Pvt Ltd.	87,475		195,521
Origin Energy Ltd.	15,242		50,572
Perpetual Ltd.	785		11,864
Qantas Airways Ltd.(a)	55,921		179,457
QBE Insurance Group Ltd.	6,482		48,094
REA Group Ltd.	4,953		360,511
Rio Tinto Ltd.	1,114		67,388
Scentre Group	36,340		59,375
Sierra Rutile Holdings Ltd.(a)	12,010		1,613
South32 Ltd.	15,052		35,732
Stockland	42,059		88,022
Telstra Corp. Ltd.	222,364		549,067
Westpac Banking Corp.	73,487		972,233
Woodside Energy Group Ltd.	23,400		478,097
Worley Ltd.	1,786		14,561

			6,428,291

Austria — 0.0%
ams-OSRAM AG(a)	2,047		12,742
Andritz AG	968		40,965
Erste Group Bank AG	1	(b)	22
OMV AG	397		14,369

			68,098

Belgium — 0.1%
Ackermans & van Haaren NV	97		12,308
Solvay SA	2,973		230,176

			242,484

Brazil — 0.5%
Ambev SA	160,624		462,724
Auren Energia SA	7,164		17,995
B3 SA - Brasil Bolsa Balcao	95,640		231,372
Cielo SA	15,909		15,926
Cogna Educacao(a)	29,205		15,917
CPFL Energia SA	12,233		76,559
EDP - Energias do Brasil SA	5,803		23,484
Embraer SA(a)	5,260		11,360
Energisa SA	6,384		49,575
Engie Brasil Energia SA	4,736		33,810
Equatorial Energia SA	4,315		21,518
Iguatemi SA	4,409		16,641
Marfrig Global Foods SA	37,775		69,117
Minerva SA	9,765		22,700
Multiplan Empreendimentos Imobiliarios SA	3,201		14,342
NU Holdings Ltd., Class A(a)(c)	9,359		41,180
Pagseguro Digital Ltd., Class A(a)	2,967		39,253
Petro Rio SA(a)	3,052		15,576

Security	Shares	Value

Brazil (continued)
Porto Seguro SA	9,178	$35,951
Qualicorp Consultoria e Corretora de Seguros SA	5,785	8,751
Sendas Distribuidora SA	3,000	9,760
Sigma Lithium Corp.(a)	1,614	43,885
StoneCo Ltd., Class A(a)	6,059	57,742
Transmissora Alianca de Energia Eletrica SA	2,124	15,336
Ultrapar Participacoes SA	42,365	92,123
Vale SA	10,603	141,600
Via SA(a)	55,579	32,867
XP, Inc., Class A(a)	3,641	69,215

		1,686,279

Canada — 4.5%
Agnico Eagle Mines Ltd.	1,043	44,065
Algonquin Power & Utilities Corp.	3,105	33,919
Alimentation Couche-Tard, Inc.	8,726	351,289
AltaGas Ltd.	2,188	41,896
ARC Resources Ltd.	3,880	46,599
Aritzia, Inc.(a)	652	21,424
Atco Ltd., Class I	2,707	83,188
B2Gold Corp.	16,643	53,495
Bank of Nova Scotia	21,806	1,037,141
Barrick Gold Corp.	12,189	188,921
BCE, Inc.	10,004	419,468
Brookfield Asset Management, Inc., Class A	459	18,777
BRP, Inc.	770	47,431
Canada Goose Holdings, Inc.(a)(c)	7,813	119,070
Canadian National Railway Co.	1,942	209,728
Canadian Natural Resources Ltd.	70,725	3,292,154
Canadian Utilities Ltd., Class A	3,854	100,246
Capital Power Corp.	3,502	118,901
Cenovus Energy, Inc.	18,825	289,186
Colliers International Group, Inc.	189	17,320
Crescent Point Energy Corp.	174,960	1,076,599
Dollarama, Inc.	579	33,239
Element Fleet Management Corp.	3,770	44,486
Emera, Inc.	3,287	132,993
Enbridge, Inc.	22,537	835,665
Enerplus Corp.	1,711	24,228
Fairfax Financial Holdings Ltd.	646	295,041
First Quantum Minerals Ltd.	1,037	17,604
FirstService Corp.	3,494	415,911
Fortis, Inc.	1,274	48,402
Franco-Nevada Corp.	1,029	122,912
George Weston Ltd.	893	93,499
Great-West Lifeco, Inc.	24,554	530,061
Hydro One Ltd.(d)	7,944	194,265
IGM Financial, Inc.	991	24,693
Imperial Oil Ltd.	13,301	575,910
Lululemon Athletica, Inc.(a)	1,085	303,323
Manulife Financial Corp.	47,471	745,047
Methanex Corp.	352	11,212
Northland Power, Inc.	691	20,235
Onex Corp.	5,074	232,735
Parex Resources, Inc.	1,973	28,809
Pembina Pipeline Corp.	775	23,541
Royal Bank of Canada	182	16,386
Stantec, Inc.	3,224	141,391
Suncor Energy, Inc.	48,750	1,372,842
TC Energy Corp.	3,939	158,661
Teck Resources Ltd., Class B(a)	8,719	265,165

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Tourmaline Oil Corp.	1,008	$52,387
TransAlta Corp.	1,875	16,573
Vermilion Energy, Inc.	1,290	27,615
West Fraser Timber Co. Ltd.	871	63,010
Wheaton Precious Metals Corp.	21,574	698,596

		15,177,254

China — 3.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	8,100	19,684
3SBio, Inc.(d)	35,500	25,151
Alibaba Group Holding Ltd.(a)	100,800	1,005,917
Angang Steel Co. Ltd., Class H	30,000	7,400
Anta Sports Products Ltd.	6,200	65,080
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,680	32,441
Autohome, Inc., ADR	942	27,092
BAIC Motor Corp. Ltd., Class H(d)	81,000	17,615
Baidu, Inc., Class A(a)	69,280	1,019,885
BeiGene Ltd.(a)	900	9,280
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	7,940	126,841
BGI Genomics Co. Ltd., Class A	6,600	49,134
Bloomage Biotechnology Corp. Ltd., Class A	3,182	58,082
BOC Hong Kong Holdings Ltd.	184,500	613,594
BYD Co. Ltd., Class A	31,571	1,112,233
BYD Co. Ltd., Class H	18,500	455,758
China Longyuan Power Group Corp. Ltd., Class H	32,000	39,987
China Merchants Bank Co. Ltd., Class H	3,500	16,198
China Petroleum & Chemical Corp., Class H	38,000	16,227
China Suntien Green Energy Corp. Ltd., Class H	56,000	20,427
CMOC Group Ltd., Class H	30,000	11,648
Contemporary Amperex Technology Co. Ltd., Class A	13,500	754,972
COSCO SHIPPING Holdings Co. Ltd., Class H	85,000	98,869
CSPC Pharmaceutical Group Ltd.	138,080	136,861
Dali Foods Group Co. Ltd.(d)	89,000	38,327
Dongyue Group Ltd.	17,000	16,846
Eve Energy Co. Ltd., Class A	7,700	90,730
Ganfeng Lithium Co. Ltd., Class H(d)	2,600	17,176
Geely Automobile Holdings Ltd.	25,000	34,212
GigaDevice Semiconductor, Inc., Class A	1,300	16,933
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,100	53,873
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	44,209
Hithink RoyalFlush Information Network Co. Ltd., Class A	22,800	246,297
Huadian Power International Corp. Ltd., Class H, Class H	120,000	43,755
Imeik Technology Development Co. Ltd., Class A	2,300	157,358
Innovent Biologics, Inc.(a)(d)	6,500	19,977
JD Logistics, Inc.(a)(d)	4,900	8,576
JD.com, Inc., Class A	2,850	71,900
KE Holdings, Inc., ADR(a)	4,267	74,758
Kingdee International Software Group Co. Ltd.(a)	10,000	13,034
Kuaishou Technology(a)(d)	11,200	71,838
Kweichow Moutai Co. Ltd., Class A	600	156,840
Lenovo Group Ltd.	202,000	139,722
Li Ning Co. Ltd.	15,000	113,818
LONGi Green Energy Technology Co. Ltd., Class A	7,400	49,310
Luzhou Laojiao Co. Ltd., Class A	1,000	32,271
Meituan, Class B(a)(d)	10,800	226,978
Metallurgical Corp. of China Ltd., Class H	63,000	10,258

Security	Shares	Value

China (continued)
NAURA Technology Group Co. Ltd., Class A	2,900	$112,554
NavInfo Co. Ltd., Class A	7,000	11,268
NetEase, Inc.	19,710	297,412
NXP Semiconductors NV	7,903	1,165,772
PetroChina Co. Ltd., Class A	59,900	43,136
PetroChina Co. Ltd., Class H	106,000	43,332
Pharmaron Beijing Co. Ltd., Class A	4,950	37,373
Ping An Insurance Group Co. of China Ltd., Class H	79,000	394,115
Postal Savings Bank of China Co. Ltd., Class H(d)	179,000	105,210
SF Holding Co. Ltd., Class A	2,300	15,173
SG Micro Corp., Class A	4,800	94,378
Shandong Nanshan Aluminum Co. Ltd., Class A	102,000	42,806
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	7,264	51,215
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(d)	2,000	6,324
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,800	21,671
Shenzhen Capchem Technology Co. Ltd., Class A	18,314	106,889
Shenzhen Inovance Technology Co. Ltd., Class A	11,900	95,601
Shenzhen Kangtai Biological Products Co. Ltd., Class A	13,440	56,845
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,402	476,363
Sinotruk Hong Kong Ltd.	26,000	21,604
StarPower Semiconductor Ltd., Class A	1,900	85,569
Sunac China Holdings Ltd.(e)	171,000	43,569
Sunwoda Electronic Co. Ltd., Class A	15,700	50,928
Tencent Holdings Ltd.	38,100	1,286,877
Uni-President China Holdings Ltd.	42,000	35,192
Vipshop Holdings Ltd., ADR(a)	31,130	261,803
WuXi AppTec Co. Ltd., Class A	6,100	60,779
WuXi AppTec Co. Ltd., Class H(d)	23,616	188,613
Wuxi Biologics Cayman, Inc.(a)(d)	37,500	223,232
Yadea Group Holdings Ltd.(d)	64,000	102,290
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	2,100	14,427
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,000	48,134
Yunnan Energy New Material Co. Ltd., Class A	2,700	65,609
Zijin Mining Group Co. Ltd., Class A	26,700	29,157
Zijin Mining Group Co. Ltd., Class H	214,000	207,134

		13,391,726

Colombia — 0.0%
Tecnoglass, Inc.	825	17,317

Denmark — 1.1%
AP Moller - Maersk A/S, Class A	129	227,912
AP Moller - Maersk A/S, Class B	485	881,355
Carlsberg A/S, Class B	632	73,904
DSV A/S	230	26,944
Genmab A/S(a)	942	303,045
ISS A/S(a)	1,073	16,541
Novo Nordisk A/S, Class B	21,903	2,181,929

		3,711,630

Finland — 0.4%
Nokia OYJ	283,527	1,217,199

France — 2.4%
AXA SA	2,440	53,272
Electricite de France SA	18,137	210,343
Engie SA	124,647	1,434,673
Hermes International	901	1,059,684
Kering SA	984	436,452

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

France (continued)
Legrand SA	8,011		$517,984
L’Oreal SA	6,855		2,191,831
LVMH Moet Hennessy Louis Vuitton SE	740		436,285
Pernod Ricard SA	3,549		651,079
Remy Cointreau SA	142		23,565
Rexel SA	33,801		506,567
Societe Generale SA	24,669		487,856
SPIE SA	5	(b)	105
Teleperformance	429		108,830
Valeo	8,781		132,680

			8,251,206

Germany — 2.3%
Allianz SE, Registered Shares	3,587		565,076
Bayer AG, Registered Shares	6,185		284,971
Bayerische Motoren Werke AG	23,821		1,614,528
Deutsche Bank AG, Registered Shares	42,471		314,454
Deutsche Lufthansa AG, Registered Shares(a)	29,509		169,623
DWS Group GmbH & Co. KGaA(d)	361		8,593
E.ON SE	76,563		588,216
Evonik Industries AG	8,261		138,352
Fielmann AG	653		20,957
Freenet AG	10,679		202,382
Hochtief AG	370		17,514
Hugo Boss AG	1,836		85,486
Jenoptik AG	4	(b)	79
Mercedes-Benz Group AG, Registered Shares	36,831		1,862,434
Nemetschek SE	245		11,629
Scout24 SE(d)	3,208		160,754
Siemens AG, Registered Shares	18,164		1,775,401
TUI AG(a)	7	(b)	8
Volkswagen AG	295		48,076
Wacker Chemie AG	690		70,936

			7,939,469

Hong Kong — 0.7%
AIA Group Ltd.	175,800		1,463,694
ASMPT Ltd.	1,400		8,487
CK Hutchison Holdings Ltd.	8,000		44,050
Kerry Properties Ltd.	7,500		14,217
Link REIT	69,300		483,749
Orient Overseas International Ltd.	1,500		26,105
Swire Pacific Ltd., Class A	10,000		74,745
Swire Properties Ltd.	85,000		182,858
Techtronic Industries Co., Ltd.	2,000		19,084
Towngas Smart Energy Co. Ltd.	27,000		10,325
Yuexiu Property Co. Ltd.	23,600		28,437

			2,355,751

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	78,464		435,767
OTP Bank Nyrt	8,499		155,048

			590,815

India — 0.7%
Asian Paints Ltd.	5,276		215,692
City Union Bank Ltd.	6,503		13,815
HDFC Bank Ltd.	26,984		467,511
HDFC Life Insurance Co. Ltd.(d)	23,632		153,278
Housing Development Finance Corp. Ltd.	9,981		278,465
ICICI Prudential Life Insurance Co. Ltd.(d)	8,461		54,319
IndusInd Bank Ltd.	5,044		72,894
Kotak Mahindra Bank Ltd.	28,527		633,142

Security	Shares	Value

India (continued)
L&T Finance Holdings Ltd.	21,198	$19,291
PVR Ltd.(a)	669	14,602
Reliance Industries Ltd.	1,965	57,028
SBI Life Insurance Co. Ltd.(d)	22,819	348,737
Titan Co. Ltd.	1,474	46,869
TVS Motor Co. Ltd.	4,578	57,703

		2,433,346

Indonesia — 0.0%
Perusahaan Gas Negara Tbk PT	139,800	16,011

Ireland — 1.7%
Accenture PLC, Class A	7,111	1,829,660
CRH PLC	1,955	62,710
Experian PLC	26,776	783,803
Flutter Entertainment PLC(a)	1,497	164,334
James Hardie Industries PLC	13,598	267,100
Kingspan Group PLC	3,870	174,361
Medtronic PLC	31,057	2,507,853

		5,789,821

Israel — 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	10,019	16,378
Check Point Software Technologies Ltd.(a)	6,462	723,874
Nice Ltd.(a)	197	37,070
Teva Pharmaceutical Industries Ltd.(a)	12,197	97,326
Teva Pharmaceutical Industries Ltd., ADR(a)	54,103	436,611
Tower Semiconductor Ltd.(a)	2,782	121,438

		1,432,697

Italy — 0.3%
Banca Mediolanum SpA	7,315	45,808
BPER Banca	26,925	41,265
Buzzi Unicem SpA	911	12,887
Enel SpA	163,782	671,707
Eni SpA	3,624	38,518
Leonardo SpA	3,871	27,408
Mediobanca Banca di Credito Finanziario SpA	4,556	35,649
Moncler SpA	1,337	54,582
Snam SpA	5,037	20,359
Telecom Italia SpA(a)	64,906	12,006
Unipol Gruppo SpA	10,577	41,081

		1,001,270

Japan — 4.7%
Alps Alpine Co. Ltd.	24,100	174,215
Amada Co. Ltd.	39,200	266,360
Astellas Pharma, Inc.	9,100	120,550
Calbee, Inc.	1,500	32,120
Daiwa House Industry Co. Ltd.	5,600	113,863
DMG Mori Co. Ltd.	1,700	19,416
Ebara Corp.	500	16,293
Eisai Co. Ltd.	1,700	91,220
Ezaki Glico Co. Ltd.	600	14,787
Fancl Corp.	1,400	27,862
Fuji Media Holdings, Inc.	4,200	30,847
FUJIFILM Holdings Corp.	700	31,972
Honda Motor Co. Ltd.	26,500	575,203
Hoya Corp.	7,700	741,961
Inpex Corp.	1,500	13,991
ITOCHU Corp.	26,000	627,586
Japan Tobacco, Inc.	201,400	3,309,555
JGC Holdings Corp.	2,200	27,295
KDDI Corp.	3,400	99,403

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Japan (continued)
Kuraray Co. Ltd.	2,200		$15,381
Kyushu Electric Power Co., Inc.	2,600		13,861
Lawson, Inc.	3,500		114,505
Lintec Corp.	700		10,759
Lion Corp.	2,400		27,121
Mitsubishi Corp.	15,400		421,193
Mitsubishi Estate Co. Ltd.	9,700		127,809
Mitsubishi HC Capital, Inc.	5,700		24,500
Mitsui & Co. Ltd.	49,100		1,044,836
Mitsui Fudosan Co. Ltd.	22,300		424,814
Mitsui Mining & Smelting Co. Ltd.	1,100		23,079
Nikon Corp.	24,200		229,344
Nippon Shokubai Co. Ltd.	300		11,207
Nippon Telegraph & Telephone Corp.	62,300		1,680,375
Nippon Television Holdings, Inc.	2,800		22,436
Nitto Denko Corp.	1,400		75,804
Omron Corp.	4,200		192,432
Pigeon Corp.	1,800		26,314
Pola Orbis Holdings, Inc.	1,300		14,683
Recruit Holdings Co. Ltd.	28,800		829,602
Ricoh Co. Ltd.	53,400		391,006
Santen Pharmaceutical Co. Ltd.	2,000		13,443
SCREEN Holdings Co. Ltd.	400		21,704
Sega Sammy Holdings, Inc.	1,200		16,343
Shin-Etsu Chemical Co. Ltd.	300		29,687
SoftBank Corp.	19,500		194,726
SoftBank Group Corp.	7,800		264,350
Sohgo Security Services Co. Ltd.	600		15,098
Subaru Corp.	1,100		16,624
Sumitomo Chemical Co. Ltd.	373,700		1,285,377
Sumitomo Corp.	22,500		277,974
Sumitomo Mitsui Financial Group, Inc.	4,200		116,430
Sundrug Co. Ltd.	600		14,600
Suntory Beverage & Food Ltd.	1,300		46,266
Takeda Pharmaceutical Co. Ltd.	16,400		425,872
Teijin Ltd.	7,200		69,820
Terumo Corp.	4,800		134,929
Tohoku Electric Power Co., Inc.	3,700		17,393
Tokyo Electron Ltd.	3,500		862,382
Tokyo Tatemono Co. Ltd.	1,600		22,765
Toshiba Corp.	2,600		92,626
Tsuruha Holdings, Inc.	1,800		105,390
Yamada Holdings Co. Ltd.	22,900		75,355

			16,174,714

Luxembourg — 0.0%
ArcelorMittal SA	1,981		39,419
RTL Group SA(a)	2,513		79,515
SES SA	17	(b)	93

			119,027

Malaysia — 0.7%
CIMB Group Holdings Bhd	268,500		296,048
Hartalega Holdings Bhd	18,100		6,454
Hong Leong Bank Bhd	3,200		14,124
Inari Amertron Bhd	15,900		8,527
Malayan Banking Bhd	177,800		328,375
Press Metal Aluminium Holdings Bhd	138,800		120,202
Public Bank Bhd	1,258,400		1,145,289

Security	Shares		Value

Malaysia (continued)
QL Resources Bhd	18,750		$20,137
RHB Bank Bhd	11,900		14,218
Telekom Malaysia Bhd	92,200		108,461
Tenaga Nasional Bhd	152,500		264,389

			2,326,224

Mexico — 0.1%
Alsea SAB de CV(a)	8,050		14,505
Fomento Economico Mexicano SAB de CV	7,365		46,159
Grupo Financiero Banorte SAB de CV, Class O	16,826		108,043
Orbia Advance Corp. SAB de CV	12,300		20,631

			189,338

Netherlands — 1.0%
ASML Holding NV	2,637		1,092,453
ASR Nederland NV	2,174		83,575
Heineken NV	5,075		443,205
IMCD NV	1,137		134,804
OCI NV	928		33,976
Randstad NV	17,645		761,573
Signify NV(d)	9,435		242,832
Stellantis NV	2,765		32,661
Wereldhave NV	1	(b)	12
Wolters Kluwer NV	7,522		732,444

			3,557,535

Norway — 0.5%
Equinor ASA	47,881		1,579,054
Mowi ASA	2,534		32,231
Norsk Hydro ASA	10,275		55,135
Telenor ASA	6,230		57,018
Var Energi ASA	8,242		26,779

			1,750,217

Peru — 0.0%
Southern Copper Corp.	1,097		49,190

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	9,153		11,515

Portugal — 0.0%
EDP - Energias de Portugal SA	6,713		29,135
Jeronimo Martins SGPS SA	1,961		36,520

			65,655

Russia(e) — 0.0%
Alrosa PJSC(a)	18,331		3
Gazprom PJSC(a)	16,740		3
LUKOIL PJSC	2,916		—
MMC Norilsk Nickel PJSC	433		—
Mobile TeleSystems PJSC	3,760		1
Novatek PJSC	5,450		1
Tatneft PJSC	9,355		1

			9

Saudi Arabia — 0.6%
ACWA Power Co.	608		27,078
Al Rajhi Bank(a)	38,032		814,196
Riyad Bank	2,736		22,968
Saudi Arabian Mining Co.(a)	5,274		96,428
Saudi Arabian Oil Co.(d)	99,003		942,507

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Saudi Arabia (continued)
Saudi National Bank	9,230		$154,007
Saudi Telecom Co.	6,762		70,395

			2,127,579

Singapore — 0.2%
City Developments Ltd.	2,400		12,648
Jardine Cycle & Carriage Ltd.	17,500		409,302
JOYY, Inc., ADR	732		19,032
Singapore Airlines Ltd.(a)	19,700		69,626

			510,608

South Africa — 0.4%
AngloGold Ashanti Ltd.	737		10,068
Bidvest Group Ltd.	1,879		20,403
Capitec Bank Holdings Ltd.	266		22,789
FirstRand Ltd.	28,024		93,551
Foschini Group Ltd.	13,817		89,803
Impala Platinum Holdings Ltd.	2,045		19,014
MTN Group Ltd.	5,261		34,712
Naspers Ltd., N Shares	7,851		973,709
Pepkor Holdings Ltd.(d)	19,777		22,694
Sibanye Stillwater Ltd.	14,776		33,919
Standard Bank Group Ltd.	6,217		49,113
Woolworths Holdings Ltd.	19,971		67,107

			1,436,882

South Korea — 1.0%
AfreecaTV Co. Ltd.	229		10,009
Celltrion, Inc.	677		82,165
Coupang, Inc.(a)(c)	7,137		118,974
DB HiTek Co. Ltd.	704		18,077
Dongkuk Steel Mill Co. Ltd.	1,114		8,298
HL Mando Co. Ltd.	468		14,318
Hugel, Inc.(a)	97		6,859
Hyundai Mobis Co. Ltd.	378		49,897
Hyundai Motor Co.	301		36,734
Kakao Corp.	4,303		169,321
Kolon Industries, Inc.	207		6,049
Korea Gas Corp.	1,510		35,433
KT Corp.	2,538		63,799
LG Chem Ltd.	2,238		826,349
NAVER Corp.	4,159		554,046
POSCO Holdings, Inc.	901		131,427
Samsung C&T Corp.	173		12,397
Samsung Electronics Co. Ltd.	20,679		759,317
Samsung Engineering Co. Ltd.(a)	2,378		37,434
Samsung SDI Co. Ltd.	69		25,954
SillaJen, Inc.(a)(e)	770		3,256
SK Hynix, Inc.	1,130		64,636
SK Innovation Co. Ltd.(a)	1,601		158,655
S-Oil Corp.	705		39,879

			3,233,283

Spain — 0.2%
Acciona SA	147		25,836
Industria de Diseno Textil SA	23,649		488,036
Merlin Properties Socimi SA	1,492		11,512

			525,384

Sweden — 0.4%
Atlas Copco AB, A Shares	71,884		668,116
Castellum AB	5	(b)	56
Intrum AB	6	(b)	75

Security	Shares		Value

Sweden (continued)
Pandox AB(a)	6	(b)	$64
Saab AB, Class B	8,041		250,532
Telefonaktiebolaget LM Ericsson, B Shares	56,969		333,009
Trelleborg AB, B Shares	13,582		254,809

			1,506,661

Switzerland — 0.5%
ABB Ltd., Registered Shares	6,835		176,476
Belimo Holding AG	35		12,873
Flughafen Zurich AG(a)	134		19,806
Geberit AG, Registered Shares	69		29,586
Givaudan SA, Registered Shares	90		271,890
Nestle SA, Registered Shares	371		40,126
Novartis AG, Registered Shares	3,519		268,278
Roche Holding AG	504		177,804
Swatch Group AG	958		215,165
TE Connectivity Ltd.	566		62,464
UBS Group AG, Registered Shares	20,354		295,295
VAT Group AG(d)	203		41,195

			1,610,958

Taiwan — 2.0%
ASE Technology Holding Co. Ltd.	26,000		64,639
ASPEED Technology, Inc.	1,100		60,541
Bizlink Holding, Inc.	2,000		17,569
Cathay Financial Holding Co. Ltd.	21,595		27,066
CTBC Financial Holding Co. Ltd.	483,000		300,475
Delta Electronics, Inc.	54,000		428,928
Eva Airways Corp.	156,000		137,913
Evergreen Marine Corp. Taiwan Ltd.	6,400		29,180
Faraday Technology Corp.	41,000		171,106
Formosa Sumco Technology Corp.	3,000		12,795
Global Unichip Corp.	2,000		36,780
Hiwin Technologies Corp.	3,091		17,116
Kinsus Interconnect Technology Corp.	5,000		14,485
Largan Precision Co. Ltd.	1,000		52,421
MediaTek, Inc.	58,000		1,000,871
momo.com, Inc.	1,560		26,033
Nan Ya Printed Circuit Board Corp.	4,000		23,512
Nanya Technology Corp.	45,000		68,961
Novatek Microelectronics Corp.	8,000		54,753
Parade Technologies Ltd.	3,000		55,127
PharmaEssentia Corp.(a)	2,000		30,285
Realtek Semiconductor Corp.	23,000		194,168
Taiwan Semiconductor Manufacturing Co. Ltd.	258,000		3,419,891
Tung Ho Steel Enterprise Corp.	14,500		22,511
Unimicron Technology Corp.	14,000		51,250
Uni-President Enterprises Corp.	251,000		530,813
United Microelectronics Corp.	18,000		20,144
Vanguard International Semiconductor Corp.	4,000		8,104
Visual Photonics Epitaxy Co. Ltd.	7,000		12,409
Wisdom Marine Lines Co. Ltd.	28,000		45,390
Wistron NeWeb Corp.	6,000		15,340

			6,950,576

Thailand — 0.0%
Energy Absolute PCL, NVDR	33,400		77,840
JMT Network Services PCL	12,400		22,436
JMT Network Services PCL, NVDR	13,700		24,661
Precious Shipping PCL, NVDR	34,100		12,636

			137,573

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Turkey — 0.2%
Arcelik A/S	8,421		$30,431
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	143,020		91,734
KOC Holding A/S	15,484		37,689
Koza Altin Isletmeleri A/S	987		9,685
Migros Ticaret A/S(a)	4,570		24,884
Petkim Petrokimya Holding A/S(a)	49,736		33,401
Sok Marketler Ticaret A/S(a)	15,986		17,814
Tofas Turk Otomobil Fabrikasi AS	4,207		20,754
Turk Hava Yollari AO(a)	13,601		51,642
Turk Telekomunikasyon A/S	23,910		13,825
Turkcell Iletisim Hizmetleri A/S	240,065		255,119
Turkiye Petrol Rafinerileri A/S(a)	3,558		55,374

			642,352

United Kingdom — 2.7%
Anglo American PLC	22,771		682,762
Aviva PLC	26,723		114,611
Babcock International Group PLC(a)	5	(b)	15
Bellway PLC	471		8,872
BP PLC, ADR	369,647		1,766,316
British American Tobacco PLC	93,720		3,360,568
Centrica PLC(a)	135,719		106,499
Coca-Cola Europacific Partners PLC	835		35,588
Direct Line Insurance Group PLC	23,450		48,381
Dunelm Group PLC	8	(b)	65
Endeavour Mining PLC	1,983		36,578
HomeServe PLC	12,796		168,597
IG Group Holdings PLC	7,079		59,993
Imperial Brands PLC	4,162		85,583
ITV PLC	22,816		14,398
J Sainsbury PLC	11,813		22,877
Johnson Matthey PLC	7,280		146,977
Kingfisher PLC	95,442		232,327
Linde PLC(a)	4,673		1,259,794
Lloyds Banking Group PLC	255,326		115,404
Phoenix Group Holdings PLC	4,714		27,454
RELX PLC	5,763		140,823
Rentokil Initial PLC	31,202		165,385
Rightmove PLC	81,966		437,281
Smiths Group PLC	4,091		68,144
WPP PLC	14,618		120,674

			9,225,966

United States — 60.6%
Abbott Laboratories	27,868		2,696,508
AbbVie, Inc.	10,196		1,368,405
ABIOMED, Inc.(a)	247		60,678
Adobe, Inc.(a)	8,443		2,323,514
Advanced Micro Devices, Inc.(a)	7,505		475,517
AECOM	506		34,595
Agilent Technologies, Inc.	23,609		2,869,674
Airbnb, Inc., Class A(a)	643		67,541
Alaska Air Group, Inc.(a)	844		33,043
Alcoa Corp.	2,105		70,854
Alliant Energy Corp.	585		30,999
Ally Financial, Inc.	10,999		306,102
Alphabet, Inc., Class A(a)	36,779		3,517,911
Alphabet, Inc., Class C(a)	34,356		3,303,329
Altria Group, Inc.	73,394		2,963,650
Amazon.com, Inc.(a)	46,690		5,275,970

Security	Shares	Value

United States (continued)
Ameren Corp.	468	$37,697
American Electric Power Co., Inc.	2,128	183,966
American Express Co.	14,411	1,944,188
American Tower Corp.	2,050	440,135
AmerisourceBergen Corp.	703	95,137
AMETEK, Inc.	272	30,848
Amgen, Inc.	4,165	938,791
Amphenol Corp., Class A	1,947	130,371
Analog Devices, Inc.	18,328	2,553,824
ANSYS, Inc.(a)	341	75,600
APA Corp.	1,825	62,397
Apple, Inc.	128,252	17,724,426
Applied Materials, Inc.	18,820	1,541,923
AT&T, Inc.	43,215	662,918
Atlassian Corp. PLC, Class A(a)(c)	456	96,029
Autodesk, Inc.(a)	138	25,778
Bank of America Corp.	117,601	3,551,550
Bank of New York Mellon Corp.	19,521	751,949
Berkshire Hathaway, Inc., Class B(a)	4,065	1,085,436
Biogen, Inc.(a)	1,803	481,401
BioMarin Pharmaceutical, Inc.(a)	1,604	135,971
Black Hills Corp.	765	51,813
Booking Holdings, Inc.(a)	603	990,856
Booz Allen Hamilton Holding Corp.	2,343	216,376
Boston Scientific Corp.(a)	42,041	1,628,248
Box, Inc., Class A(a)	646	15,756
Boyd Gaming Corp.	1,703	81,148
Brighthouse Financial, Inc.(a)	4,424	192,090
Bristol-Myers Squibb Co.	64,176	4,562,272
Brixmor Property Group, Inc.	749	13,834
Brown-Forman Corp., Class B	3,762	250,436
Bruker Corp.	241	12,787
Builders FirstSource, Inc.(a)	2,627	154,783
Cadence Design Systems, Inc.(a)	4,561	745,404
Capital One Financial Corp.	12,016	1,107,515
Capri Holdings Ltd.(a)	586	22,526
ChampionX Corp.	2,055	40,216
Charles Schwab Corp.	193	13,871
Chemed Corp.	55	24,011
Chesapeake Energy Corp.	269	25,342
Chevron Corp.	26,848	3,857,252
Chipotle Mexican Grill, Inc.(a)	75	112,707
Cigna Corp.	8,681	2,408,717
Cintas Corp.	715	277,556
Cirrus Logic, Inc.(a)	196	13,485
Citigroup, Inc.	11,496	479,038
Civitas Resources, Inc.	293	16,815
CMS Energy Corp.	3,688	214,789
Coca-Cola Co.	47,039	2,635,125
Cognizant Technology Solutions Corp., Class A	14,413	827,883
Colgate-Palmolive Co.	11,688	821,082
Comcast Corp., Class A	25,199	739,087
Costco Wholesale Corp.	146	68,951
Coterra Energy, Inc.	5,197	135,746
Crocs, Inc.(a)	311	21,353
Crown Castle, Inc.	12,392	1,791,264
CubeSmart	4,809	192,649
CVS Health Corp.	16,860	1,607,938
Delta Air Lines, Inc.(a)	9,367	262,838
Diamondback Energy, Inc.	107	12,889

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Dick’s Sporting Goods, Inc.	619	$64,772
Discover Financial Services	4,582	416,595
DocuSign, Inc.(a)	484	25,879
Domino’s Pizza, Inc.	277	85,925
DTE Energy Co.	19,826	2,280,981
DXC Technology Co.(a)	634	15,520
eBay, Inc.	923	33,976
Edison International	12,259	693,614
Edwards Lifesciences Corp.(a)	6,630	547,837
Elevance Health, Inc.	1,287	584,607
Eli Lilly & Co.	7,579	2,450,670
Entergy Corp.	11,765	1,183,912
EOG Resources, Inc.	8,561	956,521
EPAM Systems, Inc.(a)	371	134,372
Equinix, Inc.	823	468,155
Equity Residential	12,225	821,765
Essential Utilities, Inc.	706	29,214
Essex Property Trust, Inc.	569	137,829
Estee Lauder Cos., Inc., Class A	1,504	324,714
Exelixis, Inc.(a)	2,834	44,437
Expedia Group, Inc.(a)	6,356	595,494
Expeditors International of Washington, Inc.	1,090	96,258
Exxon Mobil Corp.	29,197	2,549,190
Fidelity National Financial, Inc.	388	14,046
Fidelity National Information Services, Inc.	3,144	237,592
Flex Ltd.(a)	1,834	30,554
Fox Corp., Class A	14,391	441,516
Freeport-McMoRan, Inc.	4,436	121,236
Garmin Ltd.	331	26,583
Gartner, Inc.(a)	6,211	1,718,522
General Dynamics Corp.	16,519	3,504,836
General Electric Co.	7,884	488,098
General Motors Co.	12,959	415,854
Genpact Ltd.	4,806	210,359
Gilead Sciences, Inc.	7,639	471,250
Global Payments, Inc.	884	95,516
H&R Block, Inc.	2,999	127,577
Halliburton Co.	550	13,541
Hartford Financial Services Group, Inc.	3,691	228,621
Hewlett Packard Enterprise Co.	58,831	704,795
Hilton Grand Vacations, Inc.(a)	408	13,419
Hologic, Inc.(a)	6,049	390,281
Home Depot, Inc.	10,420	2,875,295
Honeywell International, Inc.	7,653	1,277,821
HP, Inc.	15,188	378,485
IDACORP, Inc.	114	11,287
IDEXX Laboratories, Inc.(a)	3,011	980,984
Illinois Tool Works, Inc.	178	32,156
Incyte Corp.(a)	2,754	183,527
Integra LifeSciences Holdings Corp.(a)	292	12,369
Intel Corp.	55,059	1,418,870
Intuit, Inc.	2,626	1,017,102
Invesco Ltd.	7,677	105,175
Jefferies Financial Group, Inc.	665	19,618
JetBlue Airways Corp.(a)	6,058	40,165
Johnson & Johnson	31,154	5,089,317
JPMorgan Chase & Co.	48,797	5,099,287
Juniper Networks, Inc.	2,846	74,338
Kimco Realty Corp.	3,257	59,961
Kinder Morgan, Inc.	1,934	32,182
KLA Corp.	785	237,565

Security	Shares		Value

United States (continued)
Knight-Swift Transportation Holdings, Inc.	715		$34,985
Lam Research Corp.	1,066		390,156
Lamar Advertising Co., Class A	164		13,528
Lattice Semiconductor Corp.(a)	346		17,027
Lennar Corp., Class A	2,683		200,018
Lincoln National Corp.	6,455		283,439
Lockheed Martin Corp.	3,068		1,185,138
Lowe’s Cos., Inc.	12,885		2,419,932
LyondellBasell Industries NV, Class A	649		48,857
Macy’s, Inc.	2,267		35,524
Magnolia Oil & Gas Corp., Class A	2,280		45,167
Manhattan Associates, Inc.(a)	1,815		241,449
Marathon Petroleum Corp.	12,314		1,223,150
Marriott International, Inc., Class A	2,516		352,592
Marsh & McLennan Cos., Inc.	1,006		150,186
Mastercard, Inc., Class A	5,740		1,632,112
Merck & Co., Inc.	42,529		3,662,597
Meta Platforms, Inc., Class A(a)	17,480		2,371,686
MetLife, Inc.	39,374		2,393,152
Mettler-Toledo International, Inc.(a)	1,006		1,090,625
MGM Resorts International	2,946		87,555
Microsoft Corp.	60,737		14,145,647
Moderna, Inc.(a)	782		92,472
Mondelez International, Inc., Class A	4,448		243,884
Monolithic Power Systems, Inc.	1,124		408,462
Moody’s Corp.	798		194,002
National Fuel Gas Co.	273		16,803
NextEra Energy, Inc.	3,582		280,865
NIKE, Inc., Class B	8,166		678,758
NRG Energy, Inc.	1,893		72,445
Nucor Corp.	692		74,037
OGE Energy Corp.	1,903		69,383
Old Dominion Freight Line, Inc.	364		90,552
Option Care Health, Inc.(a)	515		16,207
Ovintiv, Inc.	1,101		50,676
Owens Corning	6,409		503,812
PACCAR, Inc.	377		31,551
Palo Alto Networks, Inc.(a)	5,724		937,534
Papa John’s International, Inc.	278		19,463
Paychex, Inc.	11,629		1,304,890
PBF Energy, Inc., Class A(a)	1,932		67,929
Penn Entertainment, Inc.(a)	2,231		61,375
PepsiCo, Inc.	12,971		2,117,645
Pfizer, Inc.	30,994		1,356,297
Philip Morris International, Inc.	40,131		3,331,274
Phillips 66	195		15,740
Pinnacle West Capital Corp.	413		26,643
PotlatchDeltic Corp.	2	(b)	82
Power Integrations, Inc.	242		15,565
Procter & Gamble Co.	10,247		1,293,684
Prologis, Inc.	10,340		1,050,544
Public Service Enterprise Group, Inc.	8,201		461,142
Pure Storage, Inc., Class A(a)	1,919		52,523
Qualcomm, Inc.	6,320		714,034
Qualys, Inc.(a)	276		38,472
Quest Diagnostics, Inc.	284		34,844
Ralph Lauren Corp.	1,983		168,416
Raytheon Technologies Corp.	511		41,830
Regeneron Pharmaceuticals, Inc.(a)	836		575,895
Reliance Steel & Aluminum Co.	556		96,972
RingCentral, Inc., Class A(a)	919		36,723

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
S&P Global, Inc.	1,065	$325,198
Salesforce, Inc.(a)	1,970	283,365
SBA Communications Corp.	1,096	311,976
Schlumberger NV	28,114	1,009,293
Service Corp. International	1,743	100,641
ServiceNow, Inc.(a)	2,461	929,298
Simon Property Group, Inc.	21,115	1,895,071
Sirius XM Holdings, Inc.(c)	144,875	827,236
Snap-on, Inc.	3,472	699,087
Southern Co.	20,050	1,363,400
Southwest Airlines Co.(a)	1,229	37,902
State Street Corp.	2,542	154,579
Steel Dynamics, Inc.	2,161	153,323
Stifel Financial Corp.	4,065	211,014
Synchrony Financial	5,082	143,262
Tesla, Inc.(a)	15,365	4,075,566
Texas Instruments, Inc.	840	130,015
Textron, Inc.	2,514	146,466
Thermo Fisher Scientific, Inc.	996	505,161
Toll Brothers, Inc.	855	35,910
Travel & Leisure Co.	5,274	179,949
Travelers Cos., Inc.	4,595	703,954
Trex Co., Inc.(a)	483	21,223
Truist Financial Corp.	602	26,211
U.S. Bancorp	6,043	243,654
Ulta Beauty, Inc.(a)	1,058	424,459
Union Pacific Corp.	5,788	1,127,618
United Parcel Service, Inc., Class B	5,370	867,470
United Rentals, Inc.(a)	1,381	373,036
United Therapeutics Corp.(a)	97	20,310
UnitedHealth Group, Inc.	4,453	2,248,943
Unum Group	761	29,527
Valero Energy Corp.	2,636	281,657
Veeva Systems, Inc., Class A(a)	593	97,774
Vertex Pharmaceuticals, Inc.(a)	2,257	653,492
Viatris, Inc.	73,214	623,783
Visa, Inc., Class A	24,586	4,367,703
Vistra Corp.	12,093	253,953
Voya Financial, Inc.	8,453	511,407
Waste Management, Inc.	126	20,186
Waters Corp.(a)	982	264,678
Wells Fargo & Co.	16,915	680,321
Western Digital Corp.(a)	969	31,541
Williams Cos., Inc.	9,191	263,138
Workday, Inc., Class A(a)	7,883	1,199,950
Wyndham Hotels & Resorts, Inc.	300	18,405
Xcel Energy, Inc.	915	58,560
Yum! Brands, Inc.	17,037	1,811,715
Zoetis, Inc.	305	45,228

		206,792,565

Total Common Stocks — 96.9% (Cost: $355,450,121)		330,694,475

Preferred Securities

Preferred Stocks — 0.7%

Brazil — 0.3%
Azul SA, Preference Shares(a)	29,581	80,720
Banco Bradesco SA, Preference Shares	164,741	605,905

Security	Shares	Value

Brazil (continued)
Gerdau SA, Preference Shares	14,876	$67,398
Gol Linhas Aereas Inteligentes SA, Preference Shares(a)	7,906	13,088
Petroleo Brasileiro SA, Preference Shares	25,809	142,577
Usinas Siderurgicas de Minas Gerais SA UsiminasClass A	21,508	29,983

		939,671

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares	228	14,806
Fuchs Petrolub SE, Preference Shares	2,117	53,608
Sartorius AG, Preference Shares	199	68,835
Volkswagen AG, Preference Shares	10,431	1,274,584

		1,411,833

Total Preferred Securities — 0.7% (Cost: $2,667,260)		2,351,504

Total Long-Term Investments — 97.6% (Cost: $358,117,381)		333,045,979

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(f)(g)	7,687,848	7,687,848
SL Liquidity Series, LLC, Money Market Series, 3.29%(f)(g)(h)	430,492	430,492

		8,118,340

		Par (000)

Time Deposits — 0.0%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd., 1.35%, 10/03/22	AUD	22	13,787
Brown Brothers Harriman & Co., 0.80%, 10/01/22	NOK	11	1,026

			14,813

Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.95%, 10/03/22	HKD	210	26,785

Japan — 0.0%
Sumitomo Bank Tokyo, (0.31%), 10/03/22	JPY	258	1,781

South Africa — 0.0%
Brown Brothers Harriman & Co., 4.90%, 10/01/22	ZAR	18	1,009

United Kingdom — 0.0%
ING Bank NV, 1.20%, 10/03/22	GBP	3	3,074

United States — 0.0%
Citibank NA, New York, 2.33%, 10/03/22	USD	15	15,328

			62,790

Total Short-Term Securities — 2.4% (Cost: $8,181,132)			8,181,130

Total Investments — 100.0% (Cost: $366,298,513)			341,227,109

Other Assets Less Liabilities — 0.0%			5,277

Net Assets — 100.0%			$341,232,386

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc.

(a)	Non-income producing security.
(b)	Rounds to less than 1,000.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,775,998	$—	$(88,150	)(a)	$—	$—	$7,687,848	7,687,848	$33,706		$—
SL Liquidity Series, LLC, Money Market Series	780,135	—	(349,478	)(a)	(243)	78	430,492	430,492	14,587	(b)	—

					$(243)	$78	$8,118,340		$48,293		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	25	12/16/22	$2,076	$(180,498)
MSCI Emerging Markets Index	20	12/16/22	872	(82,795)
S&P 500 E-Mini Index	25	12/16/22	4,502	(399,360)

				$(662,653)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks

Australia	$1,613	$6,426,678	$—	$6,428,291
Austria	—	68,098	—	68,098
Belgium	—	242,484	—	242,484
Brazil	1,686,279	—	—	1,686,279
Canada	15,177,254	—	—	15,177,254
China	1,529,425	11,818,732	43,569	13,391,726
Colombia	17,317	—	—	17,317
Denmark	—	3,711,630	—	3,711,630
Finland	—	1,217,199	—	1,217,199
France	—	8,251,206	—	8,251,206
Germany	—	7,939,469	—	7,939,469
Hong Kong	—	2,355,751	—	2,355,751
Hungary	—	590,815	—	590,815
India	—	2,433,346	—	2,433,346
Indonesia	—	16,011	—	16,011
Ireland	4,337,513	1,452,308	—	5,789,821
Israel	1,160,485	272,212	—	1,432,697
Italy	—	1,001,270	—	1,001,270
Japan	—	16,174,714	—	16,174,714
Luxembourg	—	119,027	—	119,027
Malaysia	20,137	2,306,087	—	2,326,224
Mexico	189,338	—	—	189,338
Netherlands	—	3,557,535	—	3,557,535
Norway	—	1,750,217	—	1,750,217
Peru	49,190	—	—	49,190
Poland	—	11,515	—	11,515
Portugal	—	65,655	—	65,655
Russia	—	—	9	9
Saudi Arabia	—	2,127,579	—	2,127,579
Singapore	19,032	491,576	—	510,608
South Africa	43,097	1,393,785	—	1,436,882
South Korea	118,974	3,111,053	3,256	3,233,283
Spain	—	525,384	—	525,384
Sweden	—	1,506,661	—	1,506,661
Switzerland	62,464	1,548,494	—	1,610,958
Taiwan	—	6,950,576	—	6,950,576
Thailand	22,436	115,137	—	137,573
Turkey	—	642,352	—	642,352
United Kingdom	1,332,025	7,893,941	—	9,225,966
United States	206,792,565	—	—	206,792,565
Preferred Securities

Preferred Stocks

Brazil	939,671	—	—	939,671
Germany	—	1,411,833	—	1,411,833
Short-Term Securities

Money Market Funds	7,687,848	—	—	7,687,848
Time Deposits	—	62,790	—	62,790

	$241,186,663	$99,563,120	$46,834	340,796,617

Investments Valued at NAV(a)				430,492

				$341,227,109

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)

Liabilities

Equity Contracts	$(662,653)	$—	$—	$(662,653)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds